Consolidated Statements of Changes in Equity	Number of outstanding shares shares	Share capital MYR (RM)	Share capital USD ($)	Reserves MYR (RM)	Reserves USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	Shareholders’ equity MYR (RM)	Shareholders’ equity USD ($)	Non- controlling interest MYR (RM)	Non- controlling interest USD ($)	MYR (RM) shares	USD ($) shares
Balance (in Dollars)		RM 2,515,899		RM 3,280,388		RM (1,508,582)		RM 4,287,705		RM 1,240,454		RM 5,528,159
Balance (in Shares) | shares	1,080,000
Balance at Dec. 31, 2021		2,515,899		3,280,388		(1,508,582)		4,287,705		1,240,454		5,528,159
Balance (in Shares) at Dec. 31, 2021 | shares	1,080,000
Net profit for the year, representing total comprehensive income for the year						2,470,542		2,470,542		(106,958)		2,363,584
Balance at Dec. 31, 2022		2,515,899		3,280,388		961,960		6,758,247		1,133,496		7,891,743
Balance (in Shares) at Dec. 31, 2022 | shares	10,800,000
Balance (in Dollars)		2,515,899		3,280,388		961,960		6,758,247		1,133,496		7,891,743
Balance (in Shares) | shares	10,800,000
Net profit for the year, representing total comprehensive income for the year						4,476,259		4,476,259		180,042		4,656,301
Balance at Dec. 31, 2023		1,145,780	$ 249,669	3,280,388	$ 714,806	5,439,549	$ 1,185,294	9,865,717	$ 2,149,769	352,974	$ 76,914	RM 10,218,691	$ 2,226,683
Balance (in Shares) at Dec. 31, 2023 | shares	10,800,000											10,800,000	10,800,000
Issuance of shares		336,217						336,217		309,163		RM 645,380
Equity transaction		2,019				1,330		3,349		(3,349)
Disposition of Sagfood (Malaysia) Sdn Bhd		(1,708,355)						(1,708,355)		(1,266,378)		(2,974,733)
Balance (in Dollars)		1,145,780	249,669	3,280,388	714,806	5,439,549	1,185,294	9,865,717	2,149,769	352,974	76,914	RM 10,218,691	$ 2,226,683
Balance (in Shares) | shares	10,800,000											10,800,000	10,800,000
Net profit for the year, representing total comprehensive income for the year						6,926,414		6,926,414		239,096		RM 7,165,510	$ 1,602,879
Balance at Dec. 31, 2024		1,145,780	256,304	3,280,388	733,802	12,365,963	2,766,188	16,792,131	3,756,294	592,070	132,442	RM 17,384,201	$ 3,888,736
Balance (in Shares) at Dec. 31, 2024 | shares	10,800,000											10,800,000	10,800,000
Balance (in Dollars)		RM 1,145,780	$ 256,304	RM 3,280,388	$ 733,802	RM 12,365,963	$ 2,766,188	RM 16,792,131	$ 3,756,294	RM 592,070	$ 132,442	RM 17,384,201	$ 3,888,736
Balance (in Shares) | shares	10,800,000											10,800,000	10,800,000